Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 625	£ 722
Rate derivatives - inflows	(574)	(651)
Rate derivatives - outflows	591	653
FX forwards - inflows	(210)	(286)
FX forwards - outflows	209	312
Total	641	750
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	177	189
Rate derivatives - inflows	(41)	(40)
Rate derivatives - outflows	242	254
FX forwards - outflows	209	312
Total	587	715
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Rate derivatives - inflows	(172)	(167)
Rate derivatives - outflows	344	390
FX forwards - inflows	(210)	(286)
Total	(38)	(63)
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	448	533
Rate derivatives - inflows	(361)	(444)
Rate derivatives - outflows	5	9
Total	92	98
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	12	14
Rate derivatives - inflows	(19)	(20)
Rate derivatives - outflows	23	23
FX forwards - inflows	(186)	(251)
FX forwards - outflows	186	275
Total	16	41
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	354	431
Rate derivatives - inflows	(223)	(288)
Rate derivatives - outflows	237	289
FX forwards - inflows	(24)	(35)
FX forwards - outflows	23	37
Total	367	434
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	259	277
Rate derivatives - inflows	(332)	(343)
Rate derivatives - outflows	331	341
Total	£ 258	£ 275